3. STOCK-BASED COMPENSATION	3 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
3. STOCK-BASED COMPENSATION

Stock-based compensation costs recognized during the quarters ended September 30, 2015 and 2014 amounted to $100,323 and $27,000, respectively, and the costs were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2015 - $36,257; 2014 - $27,000), research and development expenses (2015 - $29,391; 2014 - $0) and cost of goods sold (2015 - $34,675; 2014 - $0). No stock-based compensation has been capitalized because such amounts would have been immaterial.

There were no stock option grants in the quarter ended September 30, 2015.

Information related to the stock options outstanding as of September 30, 2015 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.73	319,000	9.64	$0.73	106,333	$0.73
$0.73	330,000	9.64	$0.73	137,500	$0.73
$0.90	35,000	8.78	$0.90	20,417	$0.90
$0.90	30,000	8.78	$0.90	30,000	$0.90
$1.20	207,800	6.42	$1.20	207,800	$1.20
$0.90	9,000	8.26	$0.90	9,000	$0.90
$0.85	9,000	7.26	$0.85	9,000	$0.85
$0.55	44,000	6.37	$0.55	44,000	$0.55
$0.27	40,000	5.79	$0.27	40,000	$0.27
$1.35	1,200	4.15	$1.35	1,200	$1.35
$1.25	1,200	3.16	$1.25	1,200	$1.25
$6.25	1,600	1.16	$6.25	1,600	$6.25
$7.75	1,200	2.16	$7.75	1,200	$7.75
$11.50	800	0.16	$11.50	800	$11.50
$13.75	49,279	0.61	$13.75	49,279	$13.75
$0.27–$13.75	1,079,079	8.21	$1.43	659,329	$1.87

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of September 30, 2015 was $5,200.